Debt (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Loans Payable [Member]
Debt Instrument [Line Items]
Long term borrowing agreement, maximum borrowing credit amount	$ 8,450
Long term borrowing agreement,effective interest rate	2.2459%
Long term borrowing agreement, maturity period	2 years
Long term borrowing agreement, start date	Mar. 13, 2013
Long term borrowing agreement, maturity date	Feb. 10, 2015
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term borrowing agreement, percentage added to the reference rate	1.80%